SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant And Equipment Useful Life [Table Text Block]
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15
Motor vehicles	14

Schedule Of Amortization Rate Of Other Intangible Assets [Table Text Block]	The weighted averageannual rates for other intangible assets are as follows:
%

Technology	15%
Customer relationships	14%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The fair value of each option granted in 2010, 2011 and 2012 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%